Property, Equipment and Software, Net	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net
11 PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software consist of the following:

	As of March 31,
	2021	2022
	RMB	RMB
Electronic equipment	13,472	13,399
Furniture and office equipment	7,122	5,675
Leasehold improvements	28,417	29,556
Vehicles	1,291	1,405
Computer softwares	3,628	3,473

Subtotal	53,930	53,508
Less: accumulated depreciation and amortization	(43,150)	(45,806)

Property, equipment and software, net	10,780	7,702

Depreciation and amortization expense recognized for the years ended March 31, 2020, 2021 and 2022 were RMB7,174, RMB9,327 and RMB5,396, respectively. No impairment charges were recorded for the years ended March 31, 2020, 2021 and 2022.